The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 87.8%
Aerospace and Defense  — 4.4%
16,500 Allient Inc. ...................... $ 974,985
1,500 ATI Inc.† ....................... 218,190
1,000 L3Harris Technologies Inc. ........... 345,150
3,000 Mildef Group AB .................. 43,859
2,650 Moog Inc., Cl. A .................. 775,496
140 MTU Aero Engines AG .............. 50,164
290,000 Rolls-Royce Holdings plc ............ 4,345,114
2,000 StandardAero Inc.† ................ 51,660
293 The Boeing Co.† .................. 58,316
6,862,934
Agriculture  — 0.1%
6,500 American Vanguard Corp.† .......... 16,185
2,500 FMC Corp. ...................... 43,050
12,500 Limoneira Co. .................... 167,750
226,985
Automotive  — 2.6%
1,400 Blue Bird Corp.† .................. 79,506
4,000 Daimler Truck Holding AG ........... 191,732
2,250 Ferrari Group plc .................. 21,768
5,300 Ferrari NV ...................... 1,793,785
40,000 Iveco Group NV .................. 884,919
4,000 Rush Enterprises Inc., Cl. B .......... 257,400
23,000 Traton SE ....................... 819,336
4,048,446
Automotive: Parts and Accessories  — 3.4%
50,013 Brembo NV ..................... 469,108
50,500 Dana Inc. ....................... 1,699,325
46,002 Garrett Motion Inc. ................ 835,856
1,200 Linamar Corp. ................... 74,333
9,000 Modine Manufacturing Co.† .......... 1,950,390
14,000 Monro Inc. ...................... 224,560
5,253,572
Aviation: Parts and Services  — 2.3%
13,000 AAR Corp.† ..................... 1,422,980
800 Curtiss-Wright Corp. ............... 544,896
13,200 Ducommun Inc.† ................. 1,610,400
3,578,276
Broadcasting  — 1.3%
5,000 Beasley Broadcast Group Inc., Cl. A† .... 16,700
100,000 Canal+ SA ...................... 264,521
35,000 Corus Entertainment Inc., Cl. B† ....... 755
8,300 GCI Liberty Inc., Cl. A† ............. 305,855
1,560 GCI Liberty Inc., Cl. C† ............. 58,048
225,000 ITV plc ......................... 223,506
86,500 Sinclair Inc. ..................... 1,119,310
1,580 Versant Media Group Inc. ........... 58,492
2,047,187
Shares
Market
Value
Building and Construction  — 1.6%
8,500 Arcosa Inc. ...................... $ 902,190
3,500 Bouygues SA .................... 199,887
1,000 Carrier Global Corp. ............... 56,310
1,000 Holcim AG ...................... 81,191
6,000 Johnson Controls International plc ..... 785,700
4,350 Knife River Corp.† ................. 355,177
3,500 Masterbrand Inc.† ................. 29,085
2,000 TOTO Ltd. ...................... 64,144
2,473,684
Business Services  — 3.6%
450 Clarkson plc ..................... 27,458
50,000 Clear Channel Outdoor Holdings Inc.† ... 118,500
20,000 Havas NV ....................... 346,524
19,650 Herc Holdings Inc. ................ 1,956,157
1,750 InPost SA† ...................... 30,503
66,000 JCDecaux SE .................... 1,409,767
15,500 Loomis AB ...................... 701,103
5,000 NIQ Global Intelligence plc† .......... 56,850
15,000 Rentokil Initial plc ................. 92,718
4,000 Rentokil Initial plc, ADR ............. 125,920
4,000 Ströeer SE & Co. KGaA ............. 140,783
3,000 Waste Connections Inc. ............. 487,320
5,493,603
Cable and Satellite  — 2.0%
2,050 Cogeco Communications Inc. ......... 104,040
572,500 Grupo Televisa SAB, ADR ............ 1,665,975
800 Liberty Broadband Corp., Cl. A† ....... 40,176
103 Liberty Broadband Corp., Cl. C† ....... 5,181
48,000 Liberty Global Ltd., Cl. A† ........... 580,320
37,500 Liberty Global Ltd., Cl. C† ........... 439,875
15,000 Megacable Holdings SAB de CV ....... 51,939
6,500 Sirius XM Holdings Inc. ............. 150,020
3,037,526
Computer Software and Services  — 0.1%
5,000 I3 Verticals Inc., Cl. A† ............. 111,800
6,500 PAR Technology Corp.† ............. 86,645
198,445
Consumer Products  — 2.6%
750 Belden Inc. ...................... 86,123
9,000 BellRing Brands Inc.† .............. 144,810
1,200 Cavco Industries Inc.† .............. 581,148
600 Churchill Downs Inc. ............... 53,898
1,400 De' Longhi SpA .................. 48,513
3,000 Edgewell Personal Care Co. .......... 64,020
45,000 Energizer Holdings Inc. ............. 738,900
5,500 Essity AB, Cl. B ................... 141,122
11,500 Marine Products Corp. ............. 83,605
15,000 Mattel Inc.† ..................... 217,950
42,500 Nintendo Co. Ltd., ADR ............. 607,325

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Consumer Products (Continued)
9,500 Salvatore Ferragamo SpA† ........... $ 75,711
31,500 Scandinavian Tobacco Group A/S ...... 331,799
6,000 Shiseido Co. Ltd. ................. 120,601
7,500 Spectrum Brands Holdings Inc. ....... 552,750
4,500 Sturm Ruger & Co. Inc. ............. 180,405
4,028,680
Consumer Services  — 0.1%
500 Boyd Group Inc. .................. 63,831
3,000 Matthews International Corp., Cl. A ..... 77,460
200 The Brink's Co. ................... 20,726
1,500 Verisure plc† .................... 15,429
177,446
Diversified Industrial  — 5.3%
500 AZZ Inc. ........................ 62,565
1,000 CAE Inc.† ....................... 26,050
6,300 Enpro Inc. ...................... 1,579,095
1,800 Fluidra SA ...................... 41,132
10,000 GATX Corp. ..................... 1,707,400
9,000 Griffon Corp. .................... 654,120
8,500 Jardine Matheson Holdings Ltd. ....... 604,775
2,500 Kawasaki Heavy Industries Ltd. ....... 45,635
2,000 Mercury Systems Inc.† ............. 145,820
1,000 Park-Ohio Holdings Corp. ........... 24,040
3,000 Smiths Group plc ................. 90,534
8,200 Sulzer AG ....................... 1,687,994
11,500 Sunbelt Rentals Holdings Inc. ......... 748,535
11,400 Trinity Industries Inc. ............... 366,852
10,000 Velan Inc. ....................... 113,939
7,000 Wartsila OYJ Abp ................. 256,564
8,155,050
Educational Services  — 1.2%
1,300 Graham Holdings Co., Cl. B .......... 1,374,438
12,700 Universal Technical Institute Inc.† ...... 458,470
1,832,908
Electronics  — 2.7%
1,000 Flex Ltd.† ....................... 65,460
14,000 Mirion Technologies Inc.† ........... 260,260
8,000 Resideo Technologies Inc.† .......... 269,680
175,000 Sony Group Corp., ADR ............. 3,622,500
4,217,900
Energy and Utilities: Alternative Energy  — 0.0%
3,500 XPLR Infrastructure LP† ............ 37,170
Energy and Utilities: Electric  — 1.3%
150,000 Algonquin Power & Utilities Corp. ...... 921,000
6,000 Fortis Inc. ...................... 334,742
2,500 RWE AG ....................... 166,674
Shares
Market
Value
10,500 TXNM Energy Inc. ................. $ 613,830
2,036,246
Energy and Utilities: Integrated  — 1.2%
29,000 Avista Corp. ..................... 1,164,060
3,700 Emera Inc. ...................... 191,796
2,500 Hawaiian Electric Industries Inc.† ...... 37,100
100,000 Hera SpA ....................... 459,103
1,852,059
Energy and Utilities: Natural Gas  — 2.3%
37,500 Innovex International Inc.† ........... 914,625
25,200 National Fuel Gas Co. .............. 2,367,792
9,500 PrairieSky Royalty Ltd. ............. 219,898
3,502,315
Energy and Utilities: Services  — 0.0%
1,800 Veolia Environnement SA ............ 67,950
Energy and Utilities: Water  — 1.4%
70,000 Beijing Enterprises Water Group Ltd. .... 24,193
1,500 Consolidated Water Co. Ltd. .......... 49,680
16,000 Mueller Water Products Inc., Cl. A ..... 439,840
42,000 Severn Trent plc .................. 1,717,768
2,231,481
Entertainment  — 4.8%
30,000 Atlanta Braves Holdings Inc., Cl. A† .... 1,414,500
27,011 Atlanta Braves Holdings Inc., Cl. C† .... 1,153,370
1,100 CTS Eventim AG & Co. KGaA ......... 63,139
10,500 Genius Sports Ltd.† ............... 46,515
6,400 Juventus Football Club SpA† ......... 14,854
500 Liberty Live Holdings Inc., Cl. A† ...... 45,820
47 Liberty Live Holdings Inc., Cl. C† ...... 4,423
2,500 Liberty Media Corp.-Liberty Formula One,
Cl. A† ........................ 195,200
600 Madison Square Garden Entertainment
Corp.† ....................... 35,346
5,120 Madison Square Garden Sports Corp.† .. 1,645,568
35,500 Manchester United plc, Cl. A† ......... 597,110
6,800 Sphere Entertainment Co.† .......... 798,320
40,000 Ubisoft Entertainment SA† ........... 177,307
7,000 Universal Music Group NV ........... 134,593
230,000 Vivendi SE ...................... 471,876
20,000 Warner Bros Discovery Inc.† ......... 549,200
7,347,141
Equipment and Supplies  — 6.1%
8,400 Albany International Corp., Cl. A ....... 438,564
16,500 Commercial Vehicle Group Inc.† ....... 56,265
2,700 Federal Signal Corp. ............... 291,978
31,000 Flowserve Corp. .................. 2,278,810
10,000 Graco Inc. ...................... 846,500
17,000 Interpump Group SpA .............. 636,642

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Equipment and Supplies (Continued)
32,500 Mueller Industries Inc. .............. $ 3,601,000
500 Snap-on Inc. .................... 181,610
3,600 Watts Water Technologies Inc., Cl. A .... 1,045,044
9,376,413
Financial Services  — 3.6%
19,000 Bridgepoint Group plc .............. 57,791
2,500 Brooks Macdonald Group plc ......... 44,506
4,850 Cohen & Steers Inc. ............... 303,368
1,300 Crane NXT Co. ................... 52,767
7,350 EXOR NV ....................... 557,729
51,000 FinecoBank Banca Fineco SpA ........ 1,116,187
100 First Citizens BancShares Inc., Cl. A .... 188,466
30,000 Flushing Financial Corp. ............. 460,800
250,000 GAM Holding AG† ................. 33,142
7,500 Janus Henderson Group plc .......... 385,275
11,000 Kinnevik AB, Cl. A† ................ 67,162
7,500 Kinnevik AB, Cl. B† ................ 39,755
250 PayPal Holdings Inc. ............... 11,307
10,997 Pinnacle Financial Partners Inc. ....... 947,282
1,800 PROG Holdings Inc. ............... 51,642
70,000 Resona Holdings Inc. .............. 759,743
2,200 Root Inc., Cl. A† .................. 97,174
35,600 Sony Financial Group Inc., ADR† ...... 160,556
30,000 The Bank of East Asia Ltd. ........... 50,005
27,500 TP ICAP Group plc ................ 98,823
21,000 VNV Global AB† .................. 40,595
5,524,075
Food and Beverage  — 9.6%
18,000 Canada Packers Inc. ............... 260,988
280 Chocoladefabriken Lindt & Spruengli AG . 3,932,466
3,000 Corby Spirit and Wine Ltd., Cl. A ....... 31,098
120,000 Davide Campari-Milano NV .......... 850,243
12,000 Fevertree Drinks plc ............... 121,030
9,000 Fomento Economico Mexicano SAB de CV,
ADR ......................... 999,540
1,000 Heineken Holding NV ............... 70,911
39,000 ITO EN Ltd. ..................... 731,442
500 John B Sanfilippo & Son Inc. ......... 39,665
45,000 Kameda Seika Co. Ltd. .............. 410,857
9,500 Kerry Group plc, Cl. A .............. 751,071
180,000 Kikkoman Corp. .................. 1,627,548
90,000 Maple Leaf Foods Inc. .............. 1,940,910
250,000 Nissin Foods Co. Ltd. .............. 229,875
15,000 Nomad Foods Ltd. ................ 144,150
4,000 Post Holdings Inc.† ................ 395,440
200,000 Premier Foods plc ................. 489,203
8,700 Primo Brands Corp. ............... 163,821
7,000 Remy Cointreau SA ................ 297,585
500 The Boston Beer Co. Inc., Cl. A† ....... 115,200
Shares
Market
Value
11,000 The Hain Celestial Group Inc.† ........ $ 7,676
3,000 The Simply Good Foods Co.† ......... 43,050
9,000 Treasury Wine Estates Ltd. ........... 23,037
40,000 Tsingtao Brewery Co. Ltd., Cl. H ....... 247,309
215,000 Vitasoy International Holdings Ltd. ..... 170,822
42,000 Yakult Honsha Co. Ltd. ............. 703,948
14,798,885
Health Care  — 2.1%
10,000 Avantor Inc.† .................... 78,400
8,500 Bausch + Lomb Corp.† ............. 135,150
29,000 Bausch Health Cos. Inc.† ............ 156,600
600 Bio-Rad Laboratories Inc., Cl. A† ...... 167,250
150 Bio-Rad Laboratories Inc., Cl. B† ...... 41,738
5,000 Bridgebio Pharma Inc.† ............. 371,300
200 Charles River Laboratories International
Inc.† ........................ 34,500
500 Chemed Corp. ................... 188,870
200 DaVita Inc.† ..................... 30,738
10,500 Dentsply Sirona Inc. ............... 121,800
5,800 Evolent Health Inc., Cl. A† ........... 13,224
5,000 Haleon plc ...................... 24,738
3,000 Halozyme Therapeutics Inc.† ......... 193,890
5,400 Henry Schein Inc.† ................ 397,980
2,000 ICU Medical Inc.† ................. 258,300
5,000 Idorsia Ltd.† ..................... 21,698
6,400 InfuSystem Holdings Inc.† ........... 59,072
5,500 NeoGenomics Inc.† ................ 40,810
44,000 Niagen Bioscience Inc.† ............. 194,040
5,500 Option Care Health Inc.† ............ 148,060
33,000 Perrigo Co. plc ................... 354,420
15,000 Spire Healthcare Group plc .......... 28,987
700 STERIS plc ...................... 154,791
7,400 Viemed Healthcare Inc.† ............ 68,154
3,284,510
Hotels and Gaming  — 3.3%
2,000 Allwyn AG ...................... 30,260
46,000 Brightstar Lottery plc ............... 586,040
12,000 Caesars Entertainment Inc.† .......... 317,160
236,000 Entain plc ....................... 1,752,393
75,000 Evoke plc† ...................... 34,000
901 Flutter Entertainment plc† ........... 91,899
26,000 Full House Resorts Inc.† ............ 58,500
20,000 Golden Entertainment Inc. ........... 533,800
8,000 Inspired Entertainment Inc.† ......... 57,040
450 Light & Wonder Inc., CDI† ........... 36,950
1,000 MGM Resorts International† ......... 37,010
113,750 Ollamani SAB† ................... 464,888
8,000 Super Group SGHC Ltd. ............. 86,400
250,000 The Hongkong & Shanghai Hotels Ltd.† . 186,515
65,000 Wynn Macau Ltd. ................. 45,261

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Hotels and Gaming (Continued)
7,400 Wynn Resorts Ltd. ................ $ 751,470
5,069,586
Machinery  — 4.0%
22,700 Astec Industries Inc. ............... 1,222,168
337,000 CNH Industrial NV ................. 3,707,000
1,450 RENK Group AG .................. 84,872
4,200 Tennant Co. ..................... 278,880
20,000 TOMRA Systems ASA .............. 238,565
13,000 Twin Disc Inc. .................... 195,910
4,400 Xylem Inc. ...................... 525,800
6,253,195
Metals and Mining  — 4.9%
100,000 Ampco-Pittsburgh Corp.† ........... 672,000
25,000 Cameco Corp. .................... 2,715,250
3,000 Eldorado Gold Corp. ............... 103,019
32,700 Greif Inc., Cl. A ................... 2,193,189
4,000 Metallus Inc.† .................... 65,360
28,000 Myers Industries Inc. .............. 593,040
40,000 SigmaRoc plc† ................... 61,733
81,000 Tredegar Corp.† .................. 643,950
3,400 Wheaton Precious Metals Corp. ....... 445,434
7,492,975
Publishing  — 0.1%
60,000 Louis Hachette Group .............. 108,153
20,000 The E.W. Scripps Co., Cl. A† .......... 74,400
182,553
Real Estate  — 0.1%
300 Crown Castle Inc., REIT ............. 24,393
3,000 Starwood Property Trust Inc., REIT ..... 51,660
30,000 Trinity Place Holdings Inc.†(a) ........ 0
2,200 Warehouses De Pauw CVA, REIT ...... 56,757
132,810
Retail  — 1.6%
1,200 Advance Auto Parts Inc. ............. 63,300
2,200 AutoNation Inc.† .................. 429,572
9,000 BBB Foods Inc., Cl. A† .............. 318,330
490 Biglari Holdings Inc., Cl. A† .......... 853,918
500 Camping World Holdings Inc., Cl. A .... 3,415
6,500 Luckin Coffee Inc., ADR† ............ 208,650
5,500 MarineMax Inc.† .................. 148,830
6,000 Movado Group Inc. ................ 146,520
1,000 Penske Automotive Group Inc. ........ 149,520
11,200 Pets at Home Group plc ............. 26,862
100,000 Sun Art Retail Group Ltd. ............ 20,022
2,250 Zalando SE† ..................... 53,444
2,422,383
Shares
Market
Value
Specialty Chemicals  — 2.1%
4,500 Ashland Inc. ..................... $ 250,245
50,000 Element Solutions Inc. .............. 1,707,000
13,000 Huntsman Corp. .................. 173,030
3,500 Novonesis Novozymes B ............ 207,070
5,000 Olin Corp. ...................... 148,650
2,500 Sensient Technologies Corp. ......... 216,100
14,000 SGL Carbon SE† .................. 52,834
6,000 T. Hasegawa Co. Ltd. ............... 106,802
10,000 Takasago International Corp. ......... 74,667
40,000 Toray Industries Inc. ............... 277,370
12,700 Treatt plc ....................... 33,048
3,246,816
Telecommunication Services  — 1.4%
7,000 Cogeco Inc. ..................... 348,868
8,250 Eurotelesites AG† ................. 42,148
6,000 Hellenic Telecommunications Organization
SA, ADR ...................... 56,550
100,000 Pharol SGPS SA† ................. 8,576
2,500 Shenandoah Telecommunications Co. ... 38,550
15,500 Sunrise Communications AG, Cl. A ..... 917,284
33,000 Telekom Austria AG ................ 347,483
11,900 Telesat Corp.† ................... 430,780
2,190,239
Telecommunications  — 0.2%
3,000 Anterix Inc.† ..................... 114,570
2,500 Rogers Communications Inc., Cl. B ..... 96,125
1,600 Rogers Communications Inc., Cl. B ..... 61,534
272,229
Transportation  — 0.7%
69,000 Bollore SE ...................... 390,633
350 Cie de L'Odet SE .................. 524,294
25,000 Hertz Global Holdings Inc., New York† .. 115,250
1,030,177
Wireless Telecommunication Services  — 3.7%
11,850 Array Digital Infrastructure Inc. ........ 546,759
2,700 EchoStar Corp., Cl. A† .............. 316,089
7,200 Gogo Inc.† ...................... 28,944
36,600 Millicom International Cellular SA ...... 2,742,804
16,000 Telephone and Data Systems Inc. ...... 673,600
90,000 Vodafone Group plc, ADR ........... 1,351,800
5,659,996
TOTAL COMMON STOCKS ......... 135,643,846
PREFERRED STOCKS  — 0.2%
Health Care  — 0.2%
10,000 XOMA Royalty Corp., Ser. A, 8.625% ... 262,300

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2026 (Unaudited)
Principal
Amount
Market
Value
U.S. GOVERNMENT OBLIGATIONS  — 12.0%
$ 18,621,000 U.S. Treasury Bills,
3.547% to 3.643%††, 04/23/26 to
07/14/26 ...................... $ 18,496,732
TOTAL INVESTMENTS — 100.0% ....
(Cost $105,336,837) ............. $ 154,402,878
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
United States ........................ 55.2% $ 85,289,246
Europe .............................. 29.4 45,176,220
Japan ............................... 6.0 9,313,137
Canada .............................. 6.0 9,263,458
Latin America ....................... 2.3 3,595,613
Asia/Pacific ......................... 1.1 1,765,204
Total Investments ................... 100.0% $ 154,402,878